Related Parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	$ 38,482	$ 25,121
Transactions with key management personnel	369	689	$ 3,161
Credit Cards Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	21,011	6,934
Transactions with key management personnel	4,476	2,104	3,325
Overdrafts Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	2	0
Transactions with key management personnel	16	0	0
Mortgage With Key Management Personnel Member | Loans Member
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	1,056	2,153
Transactions with key management personnel	$ 16,521	$ 458	$ 750